RIGGS FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                     June 29, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: RIGGS FUNDS (the "Trust")
            Riggs Stock Fund - Class R Shares
            Riggs Stock Fund - Class Y Shares
            Riggs Small Company Stock Fund - Class R Shares
            Riggs Small Company Stock Fund - Class Y Shares
            Riggs Large Cap Growth Fund - Class R Shares
            Riggs U.S. Government Securities Fund - Class R Shares Riggs U.S. Government Securities Fund - Class Y Shares Riggs Bond Fund - Class R Shares
            Riggs Intermediate Tax Free Bond Fund - Class R Shares Riggs Long Term Tax Free Bond Fund - Class R Shares Riggs Prime Money Market Fund - Class R Shares
            Riggs Prime Money Market Fund - Class Y Shares
            Riggs U.S. Treasury Money Market Fund - Class R Shares Riggs U.S. Treasury Money Market Fund - Class Y Shares
         1933 Act File No. 33-40428
         1940 Act File No. 811-6309

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated June 30, 2001, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 21 on June 27, 2001.

     If you have any questions regarding this certification, please contact me at (412) 288-8160.

                                                Very truly yours,



                                                /s/ C. Grant Anderson
                                                C. Grant Anderson
                                                Assistant Secretary